Preferred and Common Stock	12 Months Ended
Dec. 31, 2011
Preferred and Common Stock [Abstract]
Preferred and Common Stock
Note 9 - Preferred and Common Stock

We have authorized two classes of stock, 20,000,000 shares of preferred stock with no par value and 180,000,000 shares of common stock with a $0.05 par value. No preferred stock has been issued, while 75,975,656 shares of common stock were issued and outstanding at December 31, 2011. Holders of shares of common stock are entitled to receive dividends if and when declared and are entitled to one vote for each share on all matters submitted to a vote of the shareholders.

During the year ended December 31, 2011, we issued 1,897,503 shares of our common stock as follows: (i) 1,307,153  for debt to equity conversions, (ii) 372,272 for warrant exercises, (iii) 135,369 for interest instead of cash, (iv) 55,098 for employee option exercises, (v) 27,611 shares for conversion of IDI share equivalents.

During the year ended December 31, 2010, we issued 34,387,519 (net) shares of our common stock as follows: (i) 27,558,306 for equity funding, (ii) 3,150,000 for convertible note extensions, (iii) 1,590,049 for debt to equity conversions, (iv) 600,000 commissions on equity funding, (v) 800,000 debt restructuring (vi) 458,974 shares to consultants (vii) 35,000 shares for restricted stock unit settlements, (viii) 200,000 shares for purchase of a software license, (ix) 168,233 for interest instead of cash, (x) 4,467 shares for conversion of IDI share equivalents, (xi) less 177,500 shares cancelled and converted to warrants.